Additional information on the consolidated statements of income (loss) - Disclosure of detailed information about cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 37,646	$ 63,700
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	551	512
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	12,752	8,988
Offtake interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 24,343	$ 54,200